EQUITY (Details) (USD $) Share data in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Common stock
Purchase of treasury shares	$ 254,000,000		$ 749,000,000	$ 0
Treasury Stock Shares Acquired	6.1		16.0
Stock Repurchase Program Authorized Amount			1,000,000,000
comprehensive Income Loss [Abstract]
Net income	918,000,000	1,052,000,000	2,263,000,000	2,566,000,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) from available-for-sale securities, net of tax	(23,000,000)	(3,000,000)	(44,000,000)	26,000,000
Currency translation adjustment, net of tax	(1,300,000,000)	1,500,000,000	(19,000,000)	156,000,000
Unrealized gain (loss) on derivative financial instruments	54,000,000	(85,000,000)	1,000,000	(78,000,000)
Realization and reclassification adjustment on available for sales securities net of tax	(1,000,000)	2,000,000	(2,000,000)	(24,000,000)
Total comprehensive income (loss)	(352,000,000)	2,466,000,000	2,199,000,000	2,646,000,000
Comprehensive income attributable to the non-controlling interests	(2,000,000)	2,000,000	(10,000,000)	(2,000,000)
Comprehensive income (loss) attributable to Teva	$ (354,000,000)	$ 2,468,000,000	$ 2,189,000,000	$ 2,644,000,000